UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $132,200 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B16G1G1       3384  7519303 SH       SOLE                  7519303        0        0
INDIA HOSPITALITY CORPREG S                     B16GBT4       1005 10050366 SH       SOLE                 10050366        0        0
ELECTRONIC ARTS INC            COM              285512109     6978   321249 SH       SOLE                   321249        0        0
FEDEX CORP                     COM              31428X106     6852   123190 SH       SOLE                   123190        0        0
BOEING CO                      COM              097023105     6649   156449 SH       SOLE                   156449        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     6676   267235 SH       SOLE                   267235        0        0
PENNEY J C INC                 COM              708160106     6670   232325 SH       SOLE                   232325        0        0
DELL INC                       COM              24702R101     6610   481427 SH       SOLE                   481427        0        0
COSTCO WHSL CORP NEW           COM              22160K105     6965   152150 SH       SOLE                   152150        0        0
WELLPOINT INC                  COM              94973V107     6750   132635 SH       SOLE                   132635        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     6157   294575 SH       SOLE                   294575        0        0
PFIZER INC                     COM              717081103     6660   444004 SH       SOLE                   444004        0        0
EATON CORP                     COM              278058102     6814   152736 SH       SOLE                   152736        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    52949  5481216 SH       SOLE                  5481216        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118     1081  5407262 SH       SOLE                  5407262        0        0